Mortgage Servicing Assets - Assumptions and Sensitivity of MSR’s (Details) - Agency commercial mortgage-backed securities $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Escrow earn rate assumptions	4.08%
Effect on fair value from 10% adverse change	$ (29)
Effect on fair value from 20% adverse change	$ (57)
Discount rate assumptions	10.58%
Effect on Fair Value of a 10% adverse change	$ (19)
Effect on Fair Value of a 20% adverse change	$ (36)
Default rate assumptions	1.01%
Effect on fair value from 10% adverse change	$ (2)
Effect on fair value from 20% adverse change	$ (3)
Prepayment rate assumptions	10.05%
Effect on Fair Value of a 10% adverse change	$ (6)
Effect on fair value from 20% adverse change	$ (13)